Eaton Vance
Connecticut Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 93.9%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.5%
Connecticut, (Revolving Fund):
Green Bonds, 5.00%, 5/1/34	$1,000	$ 1,034,600
Green Bonds, 5.00%, 5/1/37	990	1,018,638
		$ 2,053,238
Education — 19.7%
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School):
2.625%, 7/1/51	$590	$ 383,962
4.00%, 7/1/41	250	248,359
4.00%, 7/1/46	60	56,631
Connecticut Health and Educational Facilities Authority, (Brunswick School):
5.00%, 7/1/36	530	601,341
5.00%, 7/1/37	375	424,062
5.00%, 7/1/38	250	280,856
Connecticut Health and Educational Facilities Authority, (Connecticut College):
4.00%, 7/1/36	1,225	1,228,776
4.00%, 7/1/46	145	138,756
Connecticut Health and Educational Facilities Authority, (Fairfield University):
4.00%, 7/1/42	2,140	2,097,213
5.25%, 7/1/47	200	214,910
Connecticut Health and Educational Facilities Authority, (Hopkins School), 5.25%, 7/1/47	1,230	1,293,968
Connecticut Health and Educational Facilities Authority, (Quinnipiac University):
4.125%, 7/1/41	1,765	1,765,066
5.00%, 7/1/33	270	310,547
5.00%, 7/1/34	1,375	1,385,862
5.00%, 7/1/35	750	870,403
5.00%, 7/1/36	275	315,643
5.00%, 7/1/48	220	225,992
Connecticut Health and Educational Facilities Authority, (Sacred Heart University):
4.00%, 7/1/45	1,880	1,747,363
5.00%, 7/1/37	810	829,273
5.00%, 7/1/47	1,240	1,281,652
Connecticut Health and Educational Facilities Authority, (The Taft School):
4.00%, 7/1/28	135	139,181
4.00%, 7/1/30	125	129,472
4.00%, 7/1/33	430	441,453
4.00%, 7/1/34	1,130	1,155,521
Security	Principal Amount (000's omitted)	Value
Education (continued)
Connecticut Health and Educational Facilities Authority, (The Taft School): (continued)
4.00%, 7/1/36	$560	$ 568,530
Connecticut Health and Educational Facilities Authority, (Trinity College), 4.00%, 6/1/45	270	254,275
Connecticut Health and Educational Facilities Authority, (University of New Haven):
5.00%, 7/1/34	810	828,274
5.00%, 7/1/35	850	866,543
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 3.25%, 7/1/40(1)	1,700	1,700,000
Connecticut Health and Educational Facilities Authority, (Yale University):
2.00% to 7/1/26 (Put Date), 7/1/42	2,285	2,268,911
2.80% to 2/10/26 (Put Date), 7/1/48	2,500	2,496,672
University of Connecticut:
3.00%, 3/15/34	5	4,892
5.00%, 2/15/37	85	91,603
5.50%, 11/15/53	745	815,648
		$ 27,461,610
Escrowed/Prerefunded — 0.1%
Connecticut Higher Education Supplemental Loan Authority, (AMT), Prerefunded to 11/15/25, 4.125%, 11/15/33	$150	$ 150,042
		$ 150,042
General Obligations — 30.6%
Beacon Falls, CT:
4.00%, 8/15/35	$250	$ 275,292
4.00%, 8/15/36	250	272,941
4.00%, 8/15/37	250	270,116
4.00%, 8/15/38	100	106,195
4.00%, 8/15/42	250	259,875
4.00%, 8/15/44	250	255,990
4.00%, 8/15/45	205	209,005
Branford, CT, 4.00%, 10/15/41	950	975,030
Cheshire, CT, 2.00%, 7/15/35	50	42,951
Colchester, CT:
4.00%, 10/15/28	440	440,504
4.00%, 10/15/45	440	442,433
Connecticut:
3.00%, 8/15/34	150	148,398
4.00%, 1/15/38	825	844,703
4.00%, 6/15/39	200	205,300
5.00%, 4/15/38	685	712,892

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Connecticut: (continued)
5.00%, 11/15/38	$345	$ 393,122
5.00%, 8/15/41	1,000	1,117,889
5.00%, 8/15/36	250	292,587
Social Bonds, 3.00%, 1/15/41	380	330,561
Social Bonds, 5.00%, 1/15/39	1,300	1,465,734
Social Bonds, 5.00%, 11/15/42	660	713,102
Cromwell, CT:
4.125%, 4/15/50	2,500	2,491,399
4.25%, 4/15/55	3,055	3,060,582
Darien, CT, 4.00%, 4/15/39	595	618,757
East Haddam, CT, 3.00%, 12/1/37	335	319,219
Ellington, CT, 3.00%, 9/15/35	85	83,147
Enfield, CT, 3.00%, 8/1/39	1,115	1,005,760
Fairfield, CT:
2.00%, 7/1/37	200	162,978
4.125%, 7/1/44	490	498,808
Groton, CT:
Green Bonds, 4.00%, 4/1/40	990	1,005,820
Green Bonds, 4.125%, 4/1/41	1,410	1,433,892
Guilford, CT, 4.00%, 8/1/40	185	193,816
Manchester, CT:
2.00%, 2/1/34	565	499,995
3.25%, 2/1/38	110	107,630
4.00%, 2/1/43	505	511,144
Metropolitan District, CT:
4.00%, 9/1/42	1,000	1,019,313
4.125%, 9/1/43	1,000	1,019,280
4.25%, 9/1/45	175	177,672
Naugatuck, CT, 5.25%, 10/15/43	120	130,624
New Canaan, CT:
3.00%, 3/15/44	1,355	1,156,175
3.00%, 3/15/45	1,170	985,193
4.00%, 3/15/43	335	337,454
New Milford, CT:
4.00%, 7/15/37	150	161,014
4.00%, 7/15/38	175	186,414
4.00%, 7/15/39	295	311,062
4.00%, 7/15/40	125	130,624
4.00%, 7/15/41	250	259,302
4.00%, 7/15/42	300	308,424
4.00%, 7/15/43	120	122,514
4.125%, 7/15/44	10	10,225
North Branford, CT:
4.00%, 8/1/41	550	570,371
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
North Branford, CT: (continued)
4.00%, 8/1/42	$550	$ 566,646
4.125%, 8/1/43	495	509,917
Norwalk, CT, 4.00%, 8/15/47	175	173,704
Puerto Rico:
0.00%, 7/1/33	1,050	758,687
4.00%, 7/1/35	500	491,573
5.625%, 7/1/27	553	568,634
5.625%, 7/1/29	1,250	1,335,400
Regional School District No. 4, CT:
4.00%, 8/15/42	275	282,264
4.00%, 8/15/43	300	305,382
4.125%, 8/15/44	210	213,941
4.125%, 8/15/45	325	329,458
South Windsor, CT:
1.375%, 2/1/34	350	288,394
4.00%, 2/1/43	1,425	1,447,019
Stamford, CT:
3.00%, 6/1/36	2,400	2,348,121
3.25%, 8/1/36	75	74,949
Thomaston, CT:
4.00%, 8/1/40	5	5,213
4.00%, 8/1/41	100	103,840
4.00%, 8/1/42	175	180,263
4.00%, 8/1/43	200	204,315
4.00%, 8/1/44	160	162,453
4.00%, 8/1/45	200	202,434
Trumbull, CT, 2.50%, 9/1/34	140	130,830
Waterbury, CT, 5.00%, 8/1/37	1,150	1,279,827
West Haven, CT, 4.00%, 9/15/36	1,000	1,015,643
Windsor Locks, CT:
4.125%, 7/15/41	640	661,161
4.25%, 7/15/48	465	468,087
		$ 42,761,383
Hospital — 7.7%
Connecticut Health and Educational Facilities Authority, (Connecticut Children's Medical Center):
4.00%, 7/15/43	$1,290	$ 1,258,838
5.25%, 7/15/48	875	924,580
Connecticut Health and Educational Facilities Authority, (Greenwich Hospital), 3.15%, 7/1/26(1)	1,000	1,000,000
Connecticut Health and Educational Facilities Authority, (Nuvance Health):
4.00%, 7/1/41	1,270	1,228,021

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Connecticut Health and Educational Facilities Authority, (Nuvance Health): (continued)
4.00%, 7/1/49	$1,500	$ 1,327,957
Connecticut Health and Educational Facilities Authority, (Stamford Hospital):
4.00%, 7/1/39	955	945,887
4.00%, 7/1/46	1,620	1,474,775
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	1,940	1,961,468
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health):
5.00%, 7/1/46	150	160,012
5.00% to 7/1/29 (Put Date), 7/1/49	500	533,257
		$ 10,814,795
Housing — 12.2%
Connecticut Housing Finance Authority:
3.95%, 5/15/38	$610	$ 610,077
4.00%, 11/15/38	750	750,733
Social Bonds, 2.80%, 5/15/34	275	258,484
Social Bonds, 2.80%, 11/15/34	75	69,940
Social Bonds, 4.20%, 11/15/38	435	443,744
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.00%, 5/15/35	315	328,331
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 11/15/44	1,350	1,364,213
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.55%, 11/15/37	975	1,012,887
Sustainability Bonds, 4.05%, 11/15/42	555	558,175
Connecticut Housing Finance Authority, (Augustus Manor Associates), (FNMA), 4.80%, 10/1/41	2,000	2,132,087
Connecticut Housing Finance Authority, (Housing Mortgage Finance Program):
1.65%, 11/15/32	1,125	971,782
2.00%, 11/15/32	140	125,181
3.85%, 11/15/34	175	175,947
(SPA: TD Bank, N.A.), 3.32%, 11/15/50(1)	500	500,000
Connecticut Housing Finance Authority, (Kimberly Place Apartments), (FNMA), 4.80%, 5/1/43	1,500	1,543,556
New Canaan Housing Authority, CT, (HANC Lakeview LLC), (FNMA), 4.00%, 12/1/34	910	939,778
Norwalk Housing Authority, CT, (Monterey Village Apartments), (FNMA), 4.40%, 9/1/42	1,605	1,637,755
Waterbury Housing Authority, CT, Social Bonds, (FNMA), 4.25%, 7/1/39	1,980	2,032,302
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	1,495	1,549,604
		$ 17,004,576
Security	Principal Amount (000's omitted)	Value
Insured - Education — 3.2%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School):
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/30	$1,950	$ 2,170,390
(AMBAC), Escrowed to Maturity, 5.25%, 7/1/31	2,050	2,326,702
		$ 4,497,092
Insured - General Obligations — 7.0%
Bridgeport, CT:
(AG), 5.00%, 8/15/33	$2,310	$ 2,348,711
(BAM), 5.00%, 7/1/40	130	144,310
Hamden, CT, (BAM), 5.00%, 8/15/32	1,375	1,570,897
New Britain, CT:
(BAM), 4.00%, 3/1/47	760	736,980
(BAM), 5.00%, 3/1/47	75	77,976
New Haven, CT:
(AG), 5.00%, 8/1/36	250	286,399
(AG), 5.00%, 8/1/37	300	340,063
(AG), 5.00%, 8/1/38	300	336,671
(AG), 5.00%, 8/1/39	250	277,645
(AG), 5.00%, 8/1/41	950	1,033,051
(AG), 5.00%, 8/1/42	600	646,754
(AG), 5.00%, 8/1/43	800	854,201
(AG), 5.00%, 8/1/44	400	423,940
(AG), 5.00%, 8/1/45	250	264,259
(BAM), 5.25%, 8/1/43	200	214,922
West Haven, CT, (AG), 5.00%, 3/15/40	250	279,141
		$ 9,835,920
Insured - Hospital — 0.7%
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Obligated Group), (AG), 4.00%, 7/1/37	$1,000	$ 1,016,711
		$ 1,016,711
Insured - Transportation — 0.9%
Connecticut Airport Authority, (Bradley International Airport):
(BAM), (AMT), 4.00%, 7/1/49	$1,000	$ 899,673
(BAM), (AMT), 5.00%, 7/1/49	350	354,561
		$ 1,254,234
Senior Living/Life Care — 3.0%
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(2)	$1,000	$ 961,044

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Connecticut Health and Educational Facilities Authority, (Covenant Home, Inc.):
5.00%, 12/1/25	$500	$ 500,381
5.00%, 12/1/34	1,000	1,031,129
Connecticut Health and Educational Facilities Authority, (Jerome Home), 4.00%, 7/1/31	235	233,990
Connecticut Health and Educational Facilities Authority, (McLean Affiliates, Inc.), 5.00%, 1/1/45(2)	500	442,235
Stamford Housing Authority, CT, (Mozaic Concierge Living):
6.00%, 10/1/40	500	523,647
6.25%, 10/1/60	535	535,634
		$ 4,228,060
Special Tax Revenue — 3.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 203,886
Connecticut, Special Tax Obligation Bonds:
4.00%, 9/1/34	1,490	1,499,830
4.00%, 5/1/38	800	821,001
4.00%, 11/1/38	60	61,662
5.00%, 7/1/39	375	420,512
5.00%, 7/1/42	900	990,561
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,360	1,323,329
		$ 5,320,781
Student Loan — 2.7%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 4.00%, 11/15/36	$515	$ 516,533
(AMT), 4.125%, 11/15/40	1,005	995,079
(AMT), 4.25%, 11/15/38	600	603,223
(AMT), 5.00%, 11/15/28	250	261,201
(AMT), 5.00%, 11/15/29	220	230,991
(AMT), 5.25%, 11/15/35	1,035	1,133,132
		$ 3,740,159
Transportation — 0.8%
Virgin Islands Transportation and Infrastructure Corp., 5.00%, 9/1/40	$1,000	$ 1,088,539
		$ 1,088,539
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 0.0%†
South Central Connecticut Regional Water Authority, CT, 5.00%, 8/1/49	$45	$ 48,013
		$ 48,013
Total Tax-Exempt Municipal Obligations (identified cost $128,710,210)		$131,275,153

Taxable Municipal Obligations — 4.3%
Security	Principal Amount (000's omitted)	Value
General Obligations — 3.2%
Connecticut:
4.124%, 8/15/31	$1,000	$ 1,003,955
4.807%, 5/1/31	1,000	1,038,747
Naugatuck, CT:
1.14%, 9/15/26	200	195,109
1.40%, 9/15/27	250	238,408
1.60%, 9/15/28	255	238,333
1.79%, 9/15/29	750	688,677
Norwalk, CT, 1.381%, 7/15/29	1,000	918,054
Watertown, CT, 2.25%, 10/15/33	195	168,117
		$ 4,489,400
Insured - General Obligations — 1.1%
New Britain, CT, (BAM), 4.382%, 3/1/32	$1,500	$ 1,503,473
		$ 1,503,473
Total Taxable Municipal Obligations (identified cost $6,000,904)		$ 5,992,873
Total Investments — 98.2% (identified cost $134,711,114)		$137,268,026
Other Assets, Less Liabilities — 1.8%		$ 2,448,903
Net Assets — 100.0%		$139,716,929
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2025.

Eaton Vance
Connecticut Municipal Income Fund
October 31, 2025
Portfolio of Investments (Unaudited) — continued

(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2025, the aggregate value of these securities is $1,607,165 or 1.2% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2025, 13.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.3% to 5.9% of total investments.
Abbreviations:
AG	– Assured Guaranty, Inc.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at October 31, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$131,275,153	$ —	$131,275,153
Taxable Municipal Obligations	—	5,992,873	—	5,992,873
Total Investments	$ —	$137,268,026	$ —	$137,268,026
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.